Provisions	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
PROVISIONS	PROVISIONS

	As of December 31,
	2024	2023
Provisions for product warranty and others	$5,659	$6,506

Current	$4,240	$4,174
Non-current	1,419	2,332
	$5,659	$6,506
Movements of provisions for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the Year Ended December 31
	2024	2023	2022
Balance as of January 1	6,506	8,050	15,630
Additional provisions recognized	5,193	3,209	4,240
Unused provisions reversed	—	(62)	(4,449)
Provisions used	(5,620)	(4,684)	(5,884)
Exchange differences on translation	(420)	(7)	(1,487)
Balance as of December 31	$5,659	$6,506	$8,050
The Company provided warranty service for its customers. The warranty period for electric scooters was generally two years. The warranty was estimated based on actual claims incurred to date as well as the forecasted claims based on historical experience and an estimate of the working hours, material costs and hourly wage rates, depending on the types of electric scooters.